Post-Employment Obligations And Compensatory Indemnity - Schedule of Consolidated Actuarial Information (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Fair value of plan assets	R$ 9,094	R$ 8,947
Net liabilities in the statement of financial position	1,804	4,306	R$ 5,417	R$ 5,693
Pension plans and retirement supplement plans [member]
IfrsStatementLineItems [Line Items]
Fair value of plan assets	9,094	8,947	9,882	9,198
Health plan [member]
IfrsStatementLineItems [Line Items]
Net liabilities in the statement of financial position	2	2,560	3,007	3,314
Dental plan [member]
IfrsStatementLineItems [Line Items]
Net liabilities in the statement of financial position	(1)	R$ 44	R$ 53	R$ 61
Actuarial assumption of expected rates of pension increases [member]
IfrsStatementLineItems [Line Items]
Present value of obligations	10,728
Fair value of plan assets	9,094
Net liabilities in the statement of financial position	1,802
Actuarial assumption of expected rates of pension increases [member] | Initial net liabilities [member]
IfrsStatementLineItems [Line Items]
Net liabilities in the statement of financial position	1,634
Actuarial assumption of expected rates of pension increases [member] | Effect of asset ceiling [member]
IfrsStatementLineItems [Line Items]
Net liabilities in the statement of financial position	168
Actuarial assumption of expected rates of pension increases [member] | Pension plans and retirement supplement plans [member]
IfrsStatementLineItems [Line Items]
Present value of obligations	10,728
Fair value of plan assets	9,094
Net liabilities in the statement of financial position	1,802
Actuarial assumption of expected rates of pension increases [member] | Pension plans and retirement supplement plans [member] | Initial net liabilities [member]
IfrsStatementLineItems [Line Items]
Net liabilities in the statement of financial position	1,634
Actuarial assumption of expected rates of pension increases [member] | Pension plans and retirement supplement plans [member] | Effect of asset ceiling [member]
IfrsStatementLineItems [Line Items]
Net liabilities in the statement of financial position	168
Actuarial assumption of expected rates of pension increases [member] | Health plan [member]
IfrsStatementLineItems [Line Items]
Present value of obligations
Fair value of plan assets
Net liabilities in the statement of financial position
Actuarial assumption of expected rates of pension increases [member] | Health plan [member] | Initial net liabilities [member]
IfrsStatementLineItems [Line Items]
Net liabilities in the statement of financial position
Actuarial assumption of expected rates of pension increases [member] | Health plan [member] | Effect of asset ceiling [member]
IfrsStatementLineItems [Line Items]
Net liabilities in the statement of financial position
Actuarial assumption of expected rates of pension increases [member] | Dental plan [member]
IfrsStatementLineItems [Line Items]
Present value of obligations
Fair value of plan assets
Net liabilities in the statement of financial position
Actuarial assumption of expected rates of pension increases [member] | Dental plan [member] | Initial net liabilities [member]
IfrsStatementLineItems [Line Items]
Net liabilities in the statement of financial position
Actuarial assumption of expected rates of pension increases [member] | Dental plan [member] | Effect of asset ceiling [member]
IfrsStatementLineItems [Line Items]
Net liabilities in the statement of financial position